Note 7 - Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Risk Management Abstract
Credit Risk Exposure
Maximum Credit Risk Exposure (Millions of euros)
	Notes	2018
Financial assets held for trading		59,581
Debt securities	10	25,577
Equity instruments	10	5,254
Loans and advances	10	28,750
Non-trading financial assets mandatorily at fair value through profit or loss		5,135
Loans and advances	11	1,803
Debt securities	11	237
Equity instruments	11	3,095
Financial assets designated at fair value through profit or loss	12	1,313
Derivatives (trading and hedging)		38,249	Stage 1	Stage 2	Stage 3
Financial assets at fair value through other comprehensive income		56,332	56,329	3	-
Debt securities	13.1	53,737	53,734	3	-
Equity instruments	13.1	2,595	2,595	-	-
Financial assets at amortized cost		431,927	384,632	30,902	16,394
Loans and advances to central banks		3,947	3,947	-	-
Loans and advances to credit institutions		9,175	9,131	34	10
Loans and advances to customers		386,225	339,204	30,673	16,348
Debt securities		32,580	32,350	195	35
Total financial assets risk		592,538	440,960	30,905	16,394
Total loan commitments and financial guarantees	33	170,511	161,404	8,120	987
Total maximum credit exposure		763,049

There was no similar breakdown before the implementation of IFRS 9 on January 1, 2018 (see Note 2.1).

Loans And Advances Breakdown By Counterparty
December 2018 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Provisions	Gross carrying amount
By product
On demand and short notice	-	10	-	151	2,833	648	3,641	(193)	3,834
Credit card debt	-	8	1	2	2,328	13,108	15,446	(1,048)	16,495
Trade receivables		948	-	195	16,190	103	17,436	(280)	17,716
Finance leases	-	226	-	3	8,014	406	8,650	(427)	9,077
Reverse repurchase loans	-	293	477	-	-	-	770	(1)	772
Other term loans	3,911	26,839	2,947	7,030	133,573	157,760	332,060	(10,204)	342,264
Advances that are not loans	29	1,592	5,771	2,088	984	498	10,962	(63)	11,025
Loans and advances	3,941	29,917	9,196	9,468	163,922	172,522	388,966	(12,217)	401,183
By secured loans
of which: mortgage loans collateralized by immovable property		1,056	15	219	26,784	111,809	139,883	(4,122)	144,005
of which: other collateralized loans	-	7,179	285	1,389	31,393	6,835	47,081	(774)	47,855
By purpose of the loan
of which: credit for consumption						40,124	40,124	(2,613)	42,736
of which: lending for house purchase						111,007	111,007	(1,945)	112,952
By subordination
of which: project finance loans					13,973		13,973	(312)	14,286

December 2017 (Millions of euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total
On demand and short notice	-	222	-	270	7,663	2,405	10,560
Credit card debt	-	6	-	3	1,862	13,964	15,835
Trade receivables		1,624	-	497	20,385	198	22,705
Finance leases	-	205	-	36	8,040	361	8,642
Reverse repurchase loans	305	1,290	13,793	10,912	-	-	26,300
Other term loans	6,993	26,983	4,463	5,763	125,228	155,418	324,848
Advances that are not loans	2	1,964	8,005	1,044	1,459	522	12,995
Loans and advances	7,301	32,294	26,261	18,525	164,637	172,868	421,886
of which: mortgage loans (Loans collateralized by immovable property)		998	-	308	37,353	116,938	155,597
of which: other collateralized loans		7,167	13,501	12,907	24,100	9,092	66,767
of which: credit for consumption						40,705	40,705
of which: lending for house purchase						114,709	114,709
of which: project finance loans					16,412		16,412

December 2016 (Millions of euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total
On demand and short notice	-	373	-	246	8,125	2,507	11,251
Credit card debt	-	1	-	1	1,875	14,719	16,596
Trade receivables		2,091	-	998	20,246	418	23,753
Finance leases	-	261	-	57	8,647	477	9,442
Reverse repurchase loans	81	544	15,597	6,746	-	-	22,968
Other term loans	8,814	29,140	7,694	6,878	136,105	167,892	356,524
Advances that are not loans	-	2,410	8,083	2,082	1,194	620	14,389
Loans and advances	8,894	34,820	31,373	17,009	176,192	186,633	454,921
of which: mortgage loans [Loans collateralized by immovable property]		4,722	112	690	44,406	132,398	182,328
of which: other collateralized loans		3,700	15,191	8,164	21,863	6,061	54,979
of which: credit for consumption						44,504	44,504
of which: lending for house purchase						127,606	127,606
of which: project finance loans					19,269		19,269

Guaranteed financial instruments based on IFRS 9
December 2018 (Millions of Euros)
	Maximum exposure to credit risk	Of which secured by collateral
		Residential properties	Commercial properties	Cash	Others	Financial
Impaired financial assets at amortized cost	16,394	3,484	1,255	13	317	502
Total	16,394	3,484	1,255	13	317	502

BBVA Abridged Rating Scale
External rating	Internal rating	Probability of default(basis points)
Standard&Poor's List	Reduced List (22 groups)	Average	Minimum from >=	Maximum
AAA	AAA	1	-	2
AA+	AA+	2	2	3
AA	AA	3	3	4
AA-	AA-	4	4	5
A+	A+	5	5	6
A	A	8	6	9
A-	A-	10	9	11
BBB+	BBB+	14	11	17
BBB	BBB	20	17	24
BBB-	BBB-	31	24	39
BB+	BB+	51	39	67
BB	BB	88	67	116
BB-	BB-	150	116	194
B+	B+	255	194	335
B	B	441	335	581
B-	B-	785	581	1,061
CCC+	CCC+	1,191	1,061	1,336
CCC	CCC	1,500	1,336	1,684
CCC-	CCC-	1,890	1,684	2,121
CC+	CC+	2,381	2,121	2,673
CC	CC	3,000	2,673	3,367
CC-	CC-	3,780	3,367	4,243

Probability of Default
	December 2018
	Subject to 12 month ECL (Stage 1)	Subject to lifetime ECL (Stage 2)
Probability of default(basis points)%		%
0 to 2	9.6	0.0
2 to 5	10.8	0.1
5 to 11	6.3	0.0
11 to 39	20.9	0.4
39 to 194	30.1	1.8
194 to 1,061	12.2	3.6
1,061 to 2,121	1.6	1.2
> 2,021	0.2	1.2
Total	91.7	8.3

There was no similar breakdown before the implementation of IFRS 9 on January 1, 2018 (see Note 2.1).

Past Due But Not Impaired
December 2018 (Millions of euros)
	Assets without significant increase in credit risk since initial recognition (Stage 1)			Assets with significant increase in credit risk since initial recognition but not credit-impaired (Stage 2)			Credit-impaired assets (Stage 3)
	<= 30 days	> 30 days <= 90 days	> 90 days	<= 30 days	> 30 days <= 90 days	> 90 days	<= 30 days	> 30 days <= 90 days	> 90 days
Debt securities	-	-	-	-	-	-	-	-	5
Loans and advances	4,191	454	-	4,261	3,228	-	407	900	2,769
General governments	95	7	-	5	1	-	5	5	26
Credit institutions	3	-	-	-	-	-	-	-	-
Other financial corporations	117	224	-	2	-	-	-	-	5
Non-financial corporations	1,140	158	-	1,282	1,180	-	149	276	1,333
Households	2,835	64	-	2,971	2,047	-	254	618	1,404
TOTAL	4,191	454	-	4,261	3,228	-	407	900	2,774
Loans and advances by product, by collateral and by subordination
On demand (call) and short notice (current account)	127	-	-	25	47	-	3	4	52
Credit card debt	182	10	-	598	102	-	24	25	120
Trade receivables	46	12	-	20	106	-	2	11	50
Finance leases	307	16	-	43	102	-	10	20	110
Other term loans	3,421	325	-	3,575	2,869	-	369	840	2,433
Advances that are not loans	108	89	-	-	1	-	-	-	4
of which: mortgage loans collateralized by immovable property	1,681	38	-	1,598	1,745	-	251	712	1,365
of which: other collateralized loans	255	14	-	742	99	-	22	21	103
of which: credit for consumption	910	27	-	1,278	424	-	49	49	281
of which: lending for house purchase	1,365	24	-	1,394	1,404	-	170	507	839
of which: project finance loans	1	-	-	-	382	-	-	-	71

December 2017 (Millions of euros) (*)
	Past due but not impaired			Impaired assets	Carrying amount of the impaired assets	Specific allowances for financial assets, individually and collectively estimated	Collective allowances for incurred but not reported losses	Accumulated write-offs
	≤ 30 days	> 30 days ≤ 60 days	> 60 days ≤ 90 days
Debt securities	-	-	-	66	38	(28)	(21)	-
Loans and advances	3,432	759	503	19,401	10,726	(8,675)	(4,109)	(29,938)
General governments	75	3	13	171	129	(42)	(69)	(27)
Credit institutions	-	-	-	11	5	(6)	(30)	(5)
Other financial corporations	2	-	-	12	6	(7)	(19)	(5)
Non-financial corporations	843	153	170	10,791	5,192	(5,599)	(1,939)	(18,988)
Households	2,512	603	319	8,417	5,395	(3,022)	(2,052)	(10,913)
TOTAL	3,432	759	503	19,467	10,764	(8,703)	(4,130)	(29,938)
Loans and advances by product, by collateral and by subordination
On demand (call) and short notice (current account)	77	12	11	389	151	(238)
Credit card debt	397	66	118	629	190	(439)
Trade receivables	115	8	9	515	179	(336)
Finance leases	138	66	47	431	155	(276)
Other term loans	2,705	606	317	17,417	10,047	(7,370)
Advances that are not loans	1	-	1	20	3	(16)
of which: mortgage loans (Loans collateralized by immovable property)	1,345	360	164	11,388	7,630	(3,757)
of which: other collateralized loans	592	137	43	803	493	(310)
of which: credit for consumption	1,260	248	207	1,551	457	(1,093)
of which: lending for house purchase	1,034	307	107	5,730	4,444	(1,286)
of which: project finance loans	13	-	25	1,165	895	(271)

(*) Figures originally reported in the year 2017 in accordance to the applicable regulation, without restatements.

December 2016 (Millions of euros) (*)
	Past due but not impaired			Impaired assets	Carrying amount of the impaired assets	Specific allowances for financial assets, individually and collectively estimated	Collective allowances for incurred but not reported losses	Accumulated write-offs
	<= 30 days	> 30 days <= 60 days	> 60 days <= 90 days
Debt securities	-	-	-	272	128	(144)	(46)	(1)
Loans and advances	3,384	696	735	22,925	12,133	(10,793)	(5,224)	(29,346)
General governments	66	-	2	295	256	(39)	(13)	(13)
Credit institutions	3	-	82	10	3	(7)	(36)	(5)
Other financial corporations	4	7	21	34	8	(25)	(57)	(6)
Non-financial corporations	968	209	204	13,786	6,383	(7,402)	(2,789)	(18,020)
Households	2,343	479	426	8,801	5,483	(3,319)	(2,329)	(11,303)
TOTAL	3,384	696	735	23,197	12,261	(10,937)	(5,270)	(29,347)
Loans and advances by product, by collateral and by subordination
On demand (call) and short notice (current account)	79	15	29	562	249	(313)
Credit card debt	377	88	124	643	114	(529)
Trade receivables	51	15	13	424	87	(337)
Finance leases	188	107	59	516	252	(264)
Reverse repurchase loans	-	-	82	1	-	(1)
Other term loans	2,685	469	407	20,765	11,429	(9,336)
Advances that are not loans	5	-	21	14	2	(12)
of which: mortgage loans (Loans collateralized by immovable property)	1,202	265	254	16,526	9,008	(5,850)
of which: other collateralized loans	593	124	47	1,129	656	(275)
of which: credit for consumption	1,186	227	269	1,622	455	(1,168)
of which: lending for house purchase	883	194	105	6,094	4,546	(1,548)
of which: project finance loans	138	-	-	253	105	(147)

(*) Figures originally reported in the year 2016 in accordance to the applicable regulation, without restatements.

Loans And Advances Impaired And Accumulated Impairment
December 2018 (Millions of euros)
	Non-performing loans and advances	Accumulated impairment	Non-performing loans and advances as a % of the total
General governments	128	(84)	0.4%
Credit institutions	10	(12)	0.1%
Other financial corporations	11	(22)	0.1%
Non-financial corporations	8,372	(6,260)	4.9%
Agriculture, forestry and fishing	122	(107)	3.3%
Mining and quarrying	96	(70)	1.9%
Manufacturing	1,695	(1,134)	4.6%
Electricity, gas, steam and air conditioning supply	585	(446)	4.2%
Water supply	19	(15)	1.8%
Construction	1,488	(1,007)	12.5%
Wholesale and retail trade	1,624	(1,259)	6.3%
Transport and storage	459	(374)	4.7%
Accommodation and food service activities	315	(204)	4.0%
Information and communication	113	(72)	2.1%
Financial and insurance activities	147	(128)	2.1%
Real estate activities	834	(624)	4.8%
Professional, scientific and technical activities	204	(171)	4.0%
Administrative and support service activities	128	(125)	4.0%
Public administration and defense, compulsory social security	5	(7)	1.6%
Education	31	(31)	3.4%
Human health services and social work activities	63	(63)	1.4%
Arts, entertainment and recreation	59	(41)	4.5%
Other services	386	(382)	3.9%
Households	7,838	(5,833)	4.4%
LOANS AND ADVANCES	16,359	(12,211)	4.1%

December 2017 (Millions of euros)
	Non-performing loans and advances	Accumulated impairment or Accumulated changes in fair value due to credit risk	Non-performing loans and advances as a % of the total
General governments	171	(111)	0.5%
Credit institutions	11	(36)	0.3%
Other financial corporations	12	(26)	0.1%
Non-financial corporations	10,791	(7,538)	6.3%
Agriculture, forestry and fishing	166	(123)	4.3%
Mining and quarrying	177	(123)	3.7%
Manufacturing	1,239	(955)	3.6%
Electricity, gas, steam and air conditioning supply	213	(289)	1.8%
Water supply	29	(11)	4.5%
Construction	2,993	(1,708)	20.1%
Wholesale and retail trade	1,706	(1,230)	5.9%
Transport and storage	441	(353)	4.2%
Accommodation and food service activities	362	(222)	4.3%
Information and communication	984	(256)	17.0%
Real estate activities	1,171	(1,100)	7.9%
Professional, scientific and technical activities	252	(183)	3.8%
Administrative and support service activities	188	(130)	6.3%
Public administration and defense, compulsory social security	4	(6)	1.9%
Education	31	(25)	3.4%
Human health services and social work activities	75	(68)	1.7%
Arts, entertainment and recreation	69	(38)	4.6%
Other services	690	(716)	4.3%
Households	8,417	(5,073)	4.7%
LOANS AND ADVANCES	19,401	(12,784)	4.5%

December 2016 (Millions of euros)
	Non-performing	Accumulated impairment or Accumulated changes in fair value due to credit risk	Non-performing loans and advances as a % of the total
General governments	295	(52)	0.8%
Credit institutions	10	(42)	0.0%
Other financial corporations	34	(82)	0.2%
Non-financial corporations	13,786	(10,192)	7.4%
Agriculture, forestry and fishing	221	(188)	5.1%
Mining and quarrying	126	(83)	3.3%
Manufacturing	1,569	(1,201)	4.5%
Electricity, gas, steam and air conditioning supply	569	(402)	3.2%
Water supply	29	(10)	3.5%
Construction	5,358	(3,162)	26.3%
Wholesale and retail trade	1,857	(1,418)	6.2%
Transport and storage	442	(501)	4.5%
Accommodation and food service activities	499	(273)	5.9%
Information and communication	112	(110)	2.2%
Real estate activities	1,441	(1,074)	8.7%
Professional, scientific and technical activities	442	(380)	6.0%
Administrative and support service activities	182	(107)	7.3%
Public administration and defense, compulsory social security	18	(25)	3.0%
Education	58	(31)	5.4%
Human health services and social work activities	89	(88)	1.8%
Arts, entertainment and recreation	84	(51)	5.1%
Other services	691	(1,088)	4.2%
Households	8,801	(5,648)	4.6%
LOANS AND ADVANCES	22,925	(16,016)	5.0%

Changes In Impaired Financial Assets And Contingent Risks
Changes in Impaired Financial Assets and Contingent Risks (Millions of euros)
	2018	2017	2016
Balance at the beginning	20,590	23,877	26,103
Additions	9,792	10,856	11,133
Decreases (*)	(6,909)	(7,771)	(7,633)
Net additions	2,883	3,085	3,500
Amounts written-off	(5,076)	(5,758)	(5,592)
Exchange differences and other	(1,264)	(615)	(134)
Balance at the end	17,134	20,590	23,877

(*) Reflects the total amount of impaired loans derecognized from the consolidated balance sheet throughout the year as a result of mortgage foreclosures and real estate assets received in lieu of payment as well as monetary recoveries (see Notes 19 and 20 to the Consolidated Financial Statement for additional information).

Changes In Impaired Financial Assets Written Off
Changes in Impaired Financial Assets Written-Off from the Balance Sheet (Millions of Euros)
	Notes	2018	2017	2016
Balance at the beginning		30,139	29,347	26,143
Increase:		6,164	5,986	5,699
Decrease:		(4,210)	(4,442)	(2,384)
Re-financing or restructuring		(10)	(9)	(32)
Cash recovery	47	(589)	(558)	(541)
Foreclosed assets		(625)	(149)	(210)
Sales of written-off		(1,805)	(2,284)	(45)
Debt forgiveness		(889)	(1,121)	(864)
Time-barred debt and other causes		(292)	(321)	(692)
Net exchange differences		250	(752)	(111)
Balance at the end		32,343	30,139	29,347

Impairment Losses Valuation Adjustments
Financial assets at amortized cost. December 2018 (Millions of Euros)
	Not credit-impaired			Credit-impaired		Total
	Stage 1	Stage 2		Credit-impaired (Stage 3)	Purchased/originated credit-impaired (Stage 3)
	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances	Loss allowances	Loss allowances
Opening balance (under IFRS 9)	(2,237)	(1,827)	(525)	(9,371)	-	(13,960)
Transfers from Stage 1 to Stage 2 (not credit-impaired)	208	(930)	(218)	-	-	(940)
Transfers from Stage 2 (not credit - impaired) to Stage 1	(125)	619	50	-	-	544
Transfers to Stage 3	55	282	564	(2,127)	-	(1,226)
Transfers from Stage 3 to Stage 1 or 2	(7)	(126)	(68)	333	-	132
Changes without transfers between Stages	358	(53)	(260)	(3,775)	-	(3,730)
New financial assets originated	(1,072)	(375)	(244)	-	-	(1,692)
Disposals	2	3	-	110	-	115
Repayments	641	432	118	1,432	-	2,623
Write-offs	13	14	2	4,433	-	4,461
Foreign exchange	(84)	72	(93)	343	-	239
Modifications that result in derecognition	5	10	25	98	-	138
Modifications that do not result in derecognition	3	(8)	1	(362)	-	(366)
Other	135	133	20	1,111	-	1,399
Closing balance	(2,106)	(1,753)	(628)	(7,777)	-	(12,264)

Financial assets at fair value through other comprehensive income. December 2018 (Millions of Euros)
	Not credit-impaired			Credit-impaired		Total
	Stage 1	Stage 2		Credit-impaired (Stage 3)	Purchased/originated credit-impaired (Stage 3)
	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances	Loss allowances	Loss allowances
Opening balance (under IFRS 9)	(20)	(1)	-	(14)	-	(35)
Changes without transfers between Stages	(7)	-	-	16	-	9
New financial assets originated	(3)	-	-	-	-	(3)
Repayments	5	-	-	-	-	5
Foreign exchange	2	-	-	-	-	2
Modifications that do not result in derecognition	-	-	-	(11)	-	(11)
Other	(5)	1	-	8	-	4
Closing balance	(28)	-	-	-	-	(28)

Loan commitments and financial guarantees. December 2018 (Millions of Euros)
	Not credit-impaired			Credit-impaired		Total
	Stage 1	Stage 2		Credit-impaired (Stage 3)	Purchased/originated credit-impaired (Stage 3)
	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances	Loss allowances	Loss allowances
Opening balance (under IFRS 9)	(200)	(135)	(84)	(285)	-	(704)
Transfers from Stage 1 to Stage 2 (not credit-impaired)	14	(84)	(11)	-	-	(81)
Transfers from Stage 2 (not credit - impaired) to Stage 1	(8)	65	1	-	-	58
Transfers to Stage 3	1	4	16	(48)	-	(27)
Transfers from Stage 3 to Stage 1 or 2	(3)	(3)	-	20	-	14
Changes without transfers between Stages	14	12	6	35	-	67
New financial assets originated	(102)	(32)	(20)	-	-	(154)
Disposals	-	-	-	1	-	1
Repayments	47	58	24	73	-	202
Foreign exchange	11	1	(2)	6	-	16
Modifications that do not result in derecognition	-	-	-	(32)	-	(32)
Other	(6)	(13)	10	13	-	4
Closing balance	(232)	(127)	(60)	(217)	-	(636)

December 2017 (Millions of euros) (*)
	Opening balance	Increases due to amounts set aside for estimated loan losses during the period	Decreases due to amounts reversed for estimated loan losses during the period	Decreases due to amounts taken against allowances	Transfers between allowances	Other adjustments	Closing balance	Recoveries recorded directly to the statement of profit or loss

Equity instruments
Specific allowances for financial assets, individually and collectively estimated	(10,937)	(7,484)	2,878	4,503	1,810	526	(8,703)	558
Debt securities	(144)	(26)	6	-	123	13	(28)	-
Credit institutions	(15)	(5)	4	-	16	-	-	-
Other financial corporations	(26)	(4)	2	-	-	13	(16)	-
Non-financial corporations	(103)	(17)	-	-	107	-	(12)	-
Loans and advances	(10,793)	(7,458)	2,872	4,503	1,687	513	(8,675)	558
General governments	(39)	(70)	37	14	1	15	(42)	1
Credit institutions	(7)	(2)	2	-	-	1	(6)	-
Other financial corporations	(25)	(287)	3	38	227	38	(7)	-
Non-financial corporations	(7,402)	(3,627)	1,993	3,029	(228)	636	(5,599)	345
Households	(3,319)	(3,472)	837	1,422	1,687	(177)	(3,022)	212
Collective allowances for incurred but not reported losses on financial assets	(5,270)	(1,783)	2,159	1,537	(1,328)	557	(4,130)	-
Debt securities	(46)	(8)	30	1	-	3	(21)	-
Loans and advances	(5,224)	(1,776)	2,128	1,536	(1,328)	554	(4,109)	-
Total	(16,206)	(9,267)	5,037	6,038	482	1,083	(12,833)	558

(*) Figures originally reported in the year 2017 in accordance to the applicable regulation, without restatements.

December 2016 (Millions of euros)
	Opening balance	Increases due to amounts set aside for estimated loan losses during the period	Decreases due to amounts reversed for estimated loan losses during the period	Decreases due to amounts taken against allowances	Transfers between allowances	Other adjustments	Closing balance	Recoveries recorded directly to the statement of profit or loss
Equity instruments
Specific allowances for financial assets, individually and collectively estimated	(12,866)	(6,912)	2,708	5,673	(123)	583	(10,937)	540
Debt securities	(35)	(167)	6	64	(10)	(2)	(144)	-
Credit institutions	(20)	-	-	5	-	-	(15)	-
Other financial corporations	(15)	(29)	3	26	(10)	(1)	(26)	-
Non-financial corporations	-	(138)	3	33	-	(1)	(103)	-
Loans and advances	(12,831)	(6,745)	2,702	5,610	(113)	585	(10,793)	540
General governments	(37)	(2)	20	6	(27)	2	(39)	1
Credit institutions	(17)	(2)	3	-	10	(3)	(7)	-
Other financial corporations	(38)	(34)	9	22	10	6	(25)	-
Non-financial corporations	(9,225)	(3,705)	2,158	3,257	(278)	391	(7,402)	335
Households	(3,514)	(3,002)	511	2,325	172	189	(3,319)	205
Collective allowances for incurred but not reported losses on financial assets	(6,024)	(1,558)	1,463	88	775	(15)	(5,270)	1
Debt securities	(113)	(11)	15	1	64	-	(46)	-
Loans and advances	(5,911)	(1,546)	1,449	87	711	(15)	(5,224)	-
Total	(18,890)	(8,470)	4,172	5,762	652	568	(16,206)	541

(*) Figures originally reported in the year 2016 in accordance to the applicable regulation, without restatements.

Headings Of Balance Sheet Under Market Risk
Headings of the balance sheet under market risk (Millions of euros)
	December 2018		December 2017		December 2016
	Main market risk metrics - VaR	Main market risk metrics - Others (*)	Main market risk metrics - VaR	Main market risk metrics - Others (*)	Main market risk metrics - VaR	Main market risk metrics - Others (*)
Assets subject to market risk
Financial assets held for trading	57,486	28,459	59,008	441	64,623	1,480
Financial assets at fair value through other comprehensive income	5,652	19,125	5,661	24,083	7,119	28,771
Of which: Equity instruments	-	2,046	-	2,404	-	3,559
Derivatives - Hedging accounting	688	1,061	829	1,397	1,041	1,415
Liabilities subject to market risk
Financial liabilities held for trading	38,844	40,026	42,468	2,526	47,491	2,223
Derivatives - Hedging accounting	550	910	1,157	638	1,305	689

(*) Includes mainly assets and liabilities managed by ALCO.

VAR By Risk Factor
VaR by Risk Factor (Millions of euros)
	Interest/Spread Risk	Currency Risk	Stock-market Risk	Vega/Correlation Risk	Diversification Effect(*)	Total
December 2018
VaR average in the year	20	6	4	9	(20)	21
VaR max in the year	23	7	6	11	(21)	26
VaR min in the year	17	6	4	7	(18)	16
End of period VaR	19	5	3	7	(17)	17
December 2017
VaR average in the year	25	10	3	13	(23)	27
VaR max in the year	27	11	2	12	(19)	34
VaR min in the year	23	7	4	14	(26)	22
End of period VaR	23	7	4	14	(26)	22
December 2016
VaR average in the year	28	10	4	11	(23)	29
VaR max in the year	30	16	4	11	(23)	38
VaR min in the year	21	10	1	11	(20)	23
End of period VaR	29	7	2	12	(24)	26

(*) The diversification effect is the difference between the sum of the average individual risk factors and the total VaR figure that includes the implied correlation between all the variables and scenarios used in the measurement.

Expected Shortfall
Millions of Euros
	Europe	Mexico	Peru	Venezuela	Argentina	Colombia	Turkey	Compass
Expected Shortfall	(99)	(33)	(11)	-	(5)	(6)	(6)	(1)

Sensitivity Analysis To Interest Rate
Sensitivity to Interest-Rate Analysis - December 2018
	Impact on Net Interest Income (*)		Impact on Economic Value (**)
	100 Basis-Point Increase	100 Basis-Point Decrease	100 Basis-Point Increase	100 Basis-Point Decrease
Europe (***)	+ (5% - 10%)	- (5% - 10%)	+ (0% - 5%)	- (0% - 5%)
Mexico	+ (0% - 5%)	- (0% - 5%)	+ (0% - 5%)	- (0% - 5%)
USA	+ (5% - 10%)	- (5% - 10%)	- (5% - 10%)	+ (0% - 5%)
Turkey	+ (0% - 5%)	- (0% - 5%)	- (0% - 5%)	+ (0% - 5%)
South America	+ (0% - 5%)	- (0% - 5%)	- (0% - 5%)	+ (0% - 5%)
BBVA Group	+ (0% - 5%)	- (0% - 5%)	- (0% - 5%)	- (0% - 5%)

(*) Percentage of "1 year" net interest income forecast for each unit.

(**) Percentage of Core Capital for each unit.

(***) In Europe downward movement including rates below the current ones.

Effect Of Compensation
December 2018 (Millions of euros)
					Gross Amounts Not Offset in the Consolidated Balance Sheets (D)
	Notes	Gross Amounts Recognized (A)	Gross Amounts Offset in the Consolidated Balance Sheets (B)	Net Amount Presented in the Consolidated Balance Sheets (C=A-B)	Financial Instruments	Cash Collateral Received/ Pledged	Net Amount (E=C-D)
Trading and hedging derivatives	10, 15	49,908	16,480	33,428	25,024	7,790	613
Reverse repurchase, securities borrowing and similar agreements		28,074	42	28,032	28,022	169	(159)
Total Assets		77,982	16,522	61,460	53,046	7,959	454

Trading and hedging derivatives	10, 15	51,596	17,101	34,494	25,024	6,788	2,682
Repurchase, securities lending and similar agreements		43,035	42	42,993	42,877	34	82
Total liabilities		94,631	17,143	77,487	67,901	6,822	2,765

December 2017 (Millions of euros)
					Gross Amounts Not Offset in the Consolidated Balance Sheets (D)
	Notes	Gross Amounts Recognized (A)	Gross Amounts Offset in the Consolidated Balance Sheets (B)	Net Amount Presented in the Consolidated Balance Sheets (C=A-B)	Financial Instruments	Cash Collateral Received/ Pledged	Net Amount (E=C-D)
Trading and hedging derivatives	10, 15	49,333	11,584	37,749	27,106	7,442	3,202
Reverse repurchase, securities borrowing and similar agreements		26,426	56	26,369	26,612	141	(384)
Total Assets		75,759	11,641	64,118	53,717	7,583	2,818

Trading and hedging derivatives	10, 15	50,693	11,644	39,049	27,106	8,328	3,615
Repurchase, securities lending and similar agreements		40,134	56	40,078	40,158	21	(101)
Total liabilities		90,827	11,701	79,126	67,264	8,349	3,514

December 2016 (Millions of euros)
					Gross Amounts Not Offset in the Consolidated Balance Sheets (D)
	Notes	Gross Amounts Recognized (A)	Gross Amounts Offset in the Consolidated Balance Sheets (B)	Net Amount Presented in the Consolidated Balance Sheets (C=A-B)	Financial Instruments	Cash Collateral Received/ Pledged	Net Amount (E=C-D)
Trading and hedging derivatives	10, 15	59,374	13,587	45,788	32,146	6,571	7,070
Reverse repurchase, securities borrowing and similar agreements		25,833	2,912	22,921	23,080	174	(333)
Total Assets		85,208	16,499	68,709	55,226	6,745	6,738

Trading and hedging derivatives	10, 15	59,545	14,080	45,465	32,146	7,272	6,047
Repurchase, securities lending and similar agreements		49,474	2,912	46,562	47,915	176	(1,529)
Total liabilities		109,019	16,991	92,027	80,061	7,448	4,518

LtSCD By LMU
LCR main LMU
	December 2018	December 2017
Group	127%	128%
Eurozone	145%	151%
Bancomer	154%	148%
Compass(*)	143%	144%
Garanti	209%	134%

(*) Compass LCR calculated according to local regulation (Fed Modified LCR).

LtSCD by LMU
	December 2018	December 2017	December 2016
Group (average)	106%	110%	113%
Eurozone	101%	108%	113%
Bancomer	114%	109%	113%
Compass	119%	109%	108%
Garanti	110%	122%	124%
Other LMUs	99%	108%	107%

Liquidity Available by Instrument and Subsidiaries
December 2018 (Millions of euros)
	BBVA Eurozone	BBVA Bancomer	BBVA Compass	Garanti Bank	Other
Cash and withdrawable central bank reserves	26,506	7,666	1,667	7,633	6,677
Level 1 tradable assets	29,938	4,995	10,490	6,502	3,652
Level 2A tradable assets	449	409	510	-	-
Level 2B tradable assets	4,040	33	-	-	-
Other tradable assets	5,661	1,372	1,043	499	617
Non tradable assets eligible for central banks	-	-	2,314	-	-
Cumulated Counterbalancing Capacity	66,594	14,475	16,024	14,634	10,946

December 2017 (Millions of euros)
	BBVA Eurozone (1)	BBVA Bancomer	BBVA Compass	Garanti Bank	Other
Cash and withdrawable central bank reserves	15,634	8,649	2,150	6,692	6,083
Level 1 tradable assets	38,954	3,805	9,028	5,705	6,141
Level 2A tradable assets	386	418	753	-	10
Level 2B tradable assets	4,995	69	-	-	21
Other tradable assets	6,734	1,703	1,252	962	1,573
Non tradable assets eligible for central banks	-	-	2,800	-	-
Cumulated Counterbalancing Capacity	66,703	14,644	15,983	13,359	13,828

(1) Includes Spain, Portugal and Rest of Eurasia.

Matrix Of Residual Maturities
December 2018. Contractual Maturities (Millions of euros)
	Demand	Up to 1 Month	1 to 3 Months	3 to 6 Months	6 to 9 Months	9 to 12 Months	1 to 2 Years	2 to 3 Years	3 to 5 Years	Over 5 Years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	9,550	40,599	-	-	-	-	-	-	-	-	50,149
Deposits in credit entities	801	3,211	216	141	83	152	133	178	27	1,269	6,211
Deposits in other financial institutions	1	1,408	750	664	647	375	1,724	896	1,286	2,764	10,515
Reverse repo, securities borrowing and margin lending	-	21,266	1,655	1,158	805	498	205	1,352	390	210	27,539
Loans and Advances	132	19,825	25,939	23,265	15,347	16,433	42,100	32,336	53,386	120,571	349,334
Securities' portfolio settlement	-	1,875	4,379	5,990	2,148	6,823	8,592	12,423	11,533	42,738	96,501

December 2018. Contractual Maturities (Millions of euros)
	Demand	Up to 1 Month	1 to 3 Months	3 to 6 Months	6 to 9 Months	9 to 12 Months	1 to 2 Years	2 to 3 Years	3 to 5 Years	Over 5 Years	Total
LIABILITIES
Wholesale funding	1	2,678	1,652	2,160	2,425	2,736	7,225	8,578	16,040	26,363	69,858
Deposits in financial institutions	7,107	5,599	751	1,992	377	1,240	1,149	229	196	904	19,544
Deposits in other financial institutions and international agencies	10,680	4,327	1,580	458	302	309	781	304	825	1,692	21,258
Customer deposits	252,630	44,866	18,514	10,625	6,217	7,345	5,667	2,137	1,207	1,310	350,518
Security pledge funding	40	46,489	2,219	2,274	114	97	22,911	526	218	1,627	76,515
Derivatives, net	-	(75)	(523)	(68)	(5)	(117)	498	(91)	(67)	(392)	(840)

December 2017. Contractual Maturities (Millions of euros)
	Demand	Up to 1 Month	1 to 3 Months	3 to 6 Months	6 to 9 Months	9 to 12 Months	1 to 2 Years	2 to 3 Years	3 to 5 Years	Over 5 Years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	8,179	31,029	-	-	-	-	-	-	-	-	39,208
Deposits in credit entities	252	4,391	181	169	120	122	116	112	157	1,868	7,488
Deposits in other financial institutions	1	939	758	796	628	447	1,029	681	806	1,975	8,060
Reverse repo, securities borrowing and margin lending	18,979	2,689	1,921	541	426	815	30	727	226	-	26,354
Loans and Advances	267	21,203	26,323	23,606	15,380	17,516	43,973	35,383	50,809	123,568	358,028
Securities' portfolio settlement	1	1,579	4,159	4,423	2,380	13,391	5,789	11,289	12,070	44,666	99,747

December 2017. Contractual Maturities (Millions of euros)
	Demand	Up to 1 Month	1 to 3 Months	3 to 6 Months	6 to 9 Months	9 to 12 Months	1 to 2 Years	2 to 3 Years	3 to 5 Years	Over 5 Years	Total
LIABILITIES
Wholesale funding	-	3,648	4,209	4,238	1,227	2,456	5,772	6,432	18,391	30,162	76,535
Deposits in financial institutions	6,831	5,863	1,082	2,335	392	1,714	930	765	171	1,429	21,512
Deposits in other financial institutions and international agencies	10,700	4,827	3,290	1,959	554	1,328	963	286	355	1,045	25,307
Customer deposits	233,068	45,171	18,616	11,428	8,711	10,368	7,607	2,612	1,833	2,034	341,448
Security pledge funding	-	35,502	2,284	1,405	396	973	64	23,009	338	1,697	65,668
Derivatives, net	-	(18)	(110)	(116)	(135)	(117)	(336)	(91)	(106)	(419)	(1,448)

December 2016. Contractual Maturities (Millions of euros)
	Demand	Up to 1 Month	1 to 3 Months	3 to 6 Months	6 to 9 Months	9 to 12 Months	1 to 2 Years	2 to 3 Years	3 to 5 Years	Over 5 Years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	23,191	13,825	-	-	-	-	-	-	-	-	37,016
Deposits in credit entities	991	4,068	254	155	48	72	117	87	122	4,087	10,002
Deposits in other financial institutions	1	1,192	967	675	714	532	1,330	918	942	336	7,608
Reverse repo, securities borrowing and margin lending	-	20,232	544	523	-	428	500	286	124	189	22,826
Loans and Advances	591	20,272	25,990	22,318	16,212	15,613	44,956	35,093	55,561	133,589	370,195
Securities' portfolio settlement	-	708	3,566	3,688	2,301	4,312	19,320	10,010	16,662	51,472	112,039

December 2016. Contractual Maturities (Millions of euros)
	Demand	Up to 1 Month	1 to 3 Months	3 to 6 Months	6 to 9 Months	9 to 12 Months	1 to 2 Years	2 to 3 Years	3 to 5 Years	Over 5 Years	Total
LIABILITIES
Wholesale funding	419	7,380	2,943	5,547	3,463	5,967	7,825	5,963	14,016	31,875	85,397
Deposits in financial institutions	6,762	5,365	1,181	2,104	800	2,176	746	1,156	859	3,714	24,862
Deposits in other financial institutions and international agencies	15,375	6,542	8,624	3,382	2,566	1,897	1,340	686	875	2,825	44,114
Customer deposits	206,140	49,053	25,522	15,736	11,863	11,343	8,619	5,060	781	936	335,052
Security pledge funding	-	38,153	3,561	1,403	1,004	912	1,281	640	23,959	1,712	72,626
Derivatives, net	-	(2,123)	(95)	(190)	(111)	(326)	(132)	(82)	(105)	(47)	(3,210)

Table of Encumbered Assets
December 2018 (Millions of euros)
	Encumbered assets		Non-Encumbered assets
	Book value of Encumbered assets	Market value of Encumbered assets	Book value of non-encumbered assets	Market value of non-encumbered assets
Assets
Equity instruments	1,864	1,864	6,485	6,485
Debt Securities	31,157	32,216	82,209	82,209
Loans and Advances and other assets	74,928		478,880

December 2017 (Millions of euros)
	Encumbered assets		Non-Encumbered assets
	Book value of Encumbered assets	Market value of Encumbered assets	Book value of non-encumbered assets	Market value of non-encumbered assets
Assets
Equity instruments	2,297	2,297	9,616	9,616
Debt Securities	28,700	29,798	84,391	84,391
Loans and Advances and other assets	79,604		485,451

December 2016 (Millions of euros)
	Encumbered assets		Non-Encumbered assets
	Book value of Encumbered assets	Market value of Encumbered assets	Book value of non-encumbered assets	Market value of non-encumbered assets
Assets
Equity instruments	2,214	2,214	9,022	9,022
Debt Securities	40,114	39,972	90,679	90,679
Loans and Advances and other assets	94,718		495,109

Collateral Received
December 2018. Collateral received (Millions of euros)
	Fair value of encumbered collateral received or own debt securities issued	Fair value of collateral received or own debt securities issued available for encumbrance	Nominal amount of collateral received or own debt securities issued not available for encumbrance
Collateral received	27,474	5,633	319
Equity instruments	89	82	-
Debt securities	27,385	5,542	300
Loans and Advances and other assets	-	8	19
Own debt securities issued other than own covered bonds or ABSs	78	87	-

December 2017. Collateral received (Millions of euros)
	Fair value of encumbered collateral received or own debt securities issued	Fair value of collateral received or own debt securities issued available for encumbrance	Nominal amount of collateral received or own debt securities issued not available for encumbrance
Collateral received	23,881	9,630	201
Equity instruments	103	5	-
Debt securities	23,715	9,619	121
Loans and Advances and other assets	63	6	80
Own debt securities issued other than own covered bonds or ABSs	3	161	-

December 2016. Collateral received (Millions of euros)
	Fair value of encumbered collateral received or own debt securities issued	Fair value of collateral received or own debt securities issued available for encumbrance	Nominal amount of collateral received or own debt securities issued not available for encumbrance
Collateral received	19,921	10,039	173
Equity instruments	58	59	-
Debt securities	19,863	8,230	28
Loans and Advances and other assets	-	1,750	144
Own debt securities issued other than own covered bonds or ABSs	5	-	-

Sources Of Encumbrance
December 2018. Sources of encumbrance (Millions of euros)
	Matching liabilities, contingent liabilities or securities lent	Assets, collateral received and owndebt securities issued other than covered bonds and ABSs encumbered
Book value of financial liabilities	113,498	131,172
Derivatives	8,972	11,036
Loans and Advances	85,989	97,361
Outstanding subordinated debt	18,538	22,775
Other sources	3,972	4,330

December 2017. Sources of encumbrance (Millions of euros)
	Matching liabilities, contingent liabilities or securities lent	Assets, collateral received and owndebt securities issued other than covered bonds and ABSs encumbered
Book value of financial liabilities	118,704	133,312
Derivatives	11,843	11,103
Loans and Advances	87,484	98,478
Outstanding subordinated debt	19,377	23,732
Other sources	305	1,028

December 2016. Sources of encumbrance (Millions of euros)
	Matching liabilities, contingent liabilities or securities lent	Assets, collateral received and owndebt securities issued other than covered bonds and ABSs encumbered
Book value of financial liabilities	134,387	153,632
Derivatives	9,304	9,794
Loans and Advances	96,137	108,268
Outstanding subordinated debt	28,946	35,569
Other sources	-	2,594